UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Opportunistic Midcap Value Fund

SEMIANNUAL REPORT February 28, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Midcap Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Midcap Value Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by David A. Daglio, lead portfolio manager, James Boyd, Brian R. Duncan, and Dale Dutile, portfolio managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Opportunistic Midcap Value Fund’s Class A shares produced a total return of -8.12%, Class C shares returned -8.45%, Class I shares returned -8.00%, and Class Y shares returned -7.96%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a -3.98% total return for the same period.2

Mid-cap stocks lost ground over the reporting period despite rising corporate earnings, improved economic conditions, and ongoing tailwinds from business-friendly tax-reform legislation. The fund lagged the Index mainly due to security selection in the financials and health care sectors, and an underweight to the utilities sector.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Index. As of November 30, 2018, the market capitalizations of the largest and smallest companies included in the Index were approximately $36 billion and $110 million, respectively, and the weighted average and median market capitalizations of the Index were approximately $14 billion and $7 billion, respectively.

In constructing the fund's portfolio, the fund’s portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. Intrinsic value is based on the combination of the valuation assessment of the company's operating divisions with its economic balance sheet. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. Mid-cycle estimates, growth prospects and identification of competitive advantages are used to calculate a stock’s intrinsic value. The strategy invests in stocks priced in the market at a discount to intrinsic value which have a catalyst present to enable higher revaluation. Additionally, a company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation for the company.

The fund typically sells a stock when, in the portfolio managers’ view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the catalyst becomes impaired based on subsequent events or a better risk/reward opportunity is presented in the marketplace. In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

Rising Rates and Concerns about Growth Hindered Markets

Despite positive U.S. economic data, the market was constrained during the reporting period by aggressive rate hikes by the Federal Reserve (the “Fed”), growing fears of a global slowdown and concerns about the effects of trade tensions with China. Other geopolitical concerns also weighed on stocks.

These factors, combined with high market valuations and disappointing earnings reports (particularly among technology companies), resulted in a sharp sell-off early in December. This “flight to safety” put stocks into negative territory for the year.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

However, the Fed’s decision after its mid-December meeting to back off its aggressive tightening stance led to a rebound. This persisted into early 2019, partially reversing the early December sell-off despite continuing concerns about the global economy.

Security Selection Detracted from Performance

Disappointments were largely confined to the financials, health care, and utilities sectors. In the financial sector, stocks were broadly hurt by valuation compression, which we believe was not justified. Our position in SVB Financial Group was hindered by concerns about competition in the bank’s venture capital division. In addition, East West Bancorp, which serves a largely Asian clientele, was hampered by concerns about trade tensions with China and by a flattening of the yield curve. In health care, Mylan was disadvantageous to performance because it lowered its guidance for 2019. In addition, Jazz Pharmaceuticals, a leader in drugs for sleep disorders, declined because of its conservative outlook for 2019. The fund’s underweight to the utilities sector also was a detractor because the sector outperformed as a result of its defensive nature.

On the positive side, holdings in the information technology sector were beneficial, especially Advanced Micro Devices, a semiconductor manufacturer, and Keysight Technologies, which makes instruments for calibrating 5G networks. In addition, Teradata, a consulting firm that helps companies move to the cloud, performed well on strong orders. In the consumer discretionary sector, Skechers USA was beneficial as it reported improved orders and better profit margins. The fund also added to its positions in Norwegian Cruise Line Holdings and Royal Caribbean Cruises and benefited from these timely purchases. In the energy sector, Cabot Oil & Gas, which has exposure to the Marcellus Formation of oil shale in Ohio and Pennsylvania, reported stronger cash flows. In addition, Cheniere Energy, an exporter of liquid natural gas, outperformed its industry, which added to relative performance.

Finding Opportunities Amid Slowing Profit Growth

We have continued to identify what we believe will be attractive mid-cap value investment opportunities in an environment of positive economic growth. We anticipate that profit growth may slow in 2019, but still reach the mid-single digits. In addition, we have increased our exposure to consumer discretionary and materials, and we have trimmed our exposure to information technology and health care. We also have an underweight to the financials sector.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Midcap Value Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.38	$8.98	$4.19	$3.86
Ending value (after expenses)	$918.80	$915.50	$920.00	$920.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.66	$9.44	$4.41	$4.06
Ending value (after expenses)	$1,019.19	$1,015.42	$1,020.43	$1,020.78

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.89% for Class C, .88% for Class I and .81% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.2%
Visteon	113,480	[a,b]	9,720,697
Banks - 3.5%
East West Bancorp	57,225		3,125,057
Popular	128,525		7,246,239
SVB Financial Group	72,040	[b]	17,805,406
			28,176,702
Capital Goods - 2.6%
Fluor	156,640		5,889,664
Huntington Ingalls Industries	25,136		5,263,730
Spirit AeroSystems Holdings, Cl. A	69,645		6,880,926
Textron	59,576		3,234,977
			21,269,297
Commercial & Professional Services - 4.5%
Equifax	133,307		14,598,450
Nielsen Holdings	828,593		21,709,137
			36,307,587
Consumer Durables & Apparel - 5.2%
D.R. Horton	316,421		12,305,613
Newell Brands	184,419	[a]	2,993,120
Skechers USA, Cl. A	791,746	[a,b]	26,626,418
			41,925,151
Consumer Services - 2.7%
Norwegian Cruise Line Holdings	317,837	[b]	17,649,489
Royal Caribbean Cruises	35,336		4,186,609
			21,836,098
Diversified Financials - 9.1%
Ally Financial	528,633		14,320,668
E*TRADE Financial	343,374		16,821,892
Jefferies Financial Group	875,370	[a]	17,743,750
SLM	1,437,305	[a]	15,882,220
TD Ameritrade Holding	158,335		8,919,011
			73,687,541
Energy - 10.1%
Cabot Oil & Gas	1,224,904	[a]	30,157,136
Cheniere Energy	225,062	[b]	14,505,246
Parsley Energy, Cl. A	563,255	[b]	10,217,446
Pioneer Natural Resources	67,164		9,466,766
Valero Energy	205,485		16,759,357
			81,105,951
Food & Staples Retailing - 1.1%
US Foods Holding	254,758	[b]	8,977,672

6

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 4.7%
Archer-Daniels-Midland	463,694		19,706,995
Ingredion	196,071		18,126,764
			37,833,759
Health Care Equipment & Services - 4.0%
Teleflex	43,268		12,540,797
Zimmer Biomet Holdings	155,963		19,358,128
			31,898,925
Materials - 11.9%
Eagle Materials	243,178		18,588,526
Freeport-McMoRan	1,201,075		15,493,867
Goldcorp	648,465		6,834,821
Huntsman	1,218,057		30,195,633
Newmont Mining	512,398	[a]	17,483,020
Westlake Chemical	103,545	[a]	7,234,689
			95,830,556
Media & Entertainment - 3.8%
Activision Blizzard	407,864		17,187,389
Altice USA, CI. A	362,571	[a,b]	7,907,673
Sinclair Broadcast Group, Cl. A	161,290		5,822,569
			30,917,631
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
Jazz Pharmaceuticals	144,598	[b]	20,248,058
Mylan	892,285	[b]	23,547,401
PRA Health Sciences	181,588	[b]	19,426,284
Sage Therapeutics	110,055	[a,b]	17,526,259
			80,748,002
Retailing - 3.0%
Dollar General	65,705		7,783,414
Gap	660,236	[a]	16,769,994
			24,553,408
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices	500,825	[a,b]	11,784,412
Maxim Integrated Products	97,773		5,321,784
Teradyne	193,869		7,915,671
			25,021,867
Software & Services - 10.9%
DXC Technology	270,335		17,804,263
First Data, Cl. A	1,245,769	[b]	31,318,633
Global Payments	64,804		8,449,146
Leidos Holdings	66,669		4,306,151
Nuance Communications	617,427	[a,b]	10,354,251
Teradata	330,569	[a,b]	15,989,623
			88,222,067

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 1.8%
Keysight Technologies		167,565	[b]	14,144,162
Transportation - 5.9%
J.B. Hunt Transport Services		56,553		6,089,062
Knight-Swift Transportation Holdings		443,563	[a]	14,917,024
Southwest Airlines		469,677		26,320,699
				47,326,785
Utilities - .5%
American Electric Power		49,580		4,023,417
Total Common Stocks (cost $755,215,033)				803,527,275

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
SPDR S&P MidCap 400 ETF Trust (cost $2,784,213)		9,351		3,256,205
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,261,911)	2.41	2,261,911	[c]	2,261,911

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,450,676)	2.41	1,450,676	[c]	1,450,676
Total Investments (cost $761,711,833)		100.5%		810,496,067
Liabilities, Less Cash and Receivables		(.5%)		(3,648,072)
Net Assets		100.0%		806,847,995

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $119,685,323 and the value of the collateral held by the fund was $122,741,075, consisting of cash collateral of $1,450,676 and U.S. Government & Agency securities valued at $121,290,399.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

8

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	15.8
Industrials	13.0
Financials	12.6
Consumer Discretionary	12.1
Materials	11.9
Health Care	11.6
Energy	10.1
Consumer Staples	5.8
Communication Services	3.8
Consumer, Non-cyclical	2.4
Investment Companies	.9
Utilities	.5
100.5

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	14,732,681	142,591,064	155,061,834	2,261,911.3		86,030
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	22,848,729	22,848,729	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	6,298,026	4,847,350	1,450,676.2		-
Total	14,732,681	171,737,819	182,757,913	3,712,587.5		86,030

†  Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $119,685,323)—Note 1(b):
Unaffiliated issuers	757,999,246	806,783,480
Affiliated issuers	3,712,587	3,712,587
Receivable for investment securities sold		1,000,569
Dividends, interest and securities lending income receivable		569,932
Receivable for shares of Common Stock subscribed		530,689
Prepaid expenses		44,673
		812,641,930
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		609,087
Payable for shares of Common Stock redeemed		1,914,568
Payable for investment securities purchased		1,577,475
Liability for securities on loan—Note 1(b)		1,450,676
Directors fees and expenses payable		23,337
Accrued expenses		218,792
		5,793,935
Net Assets ($)		806,847,995
Composition of Net Assets ($):
Paid-in capital		791,597,214
Total distributable earnings (loss)		15,250,781
Net Assets ($)		806,847,995

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	392,498,679	37,504,527	367,446,018	9,398,771
Shares Outstanding	15,836,800	1,826,141	14,907,768	380,688
Net Asset Value Per Share ($)	24.78	20.54	24.65	24.69

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,277 foreign taxes withheld at source):
Unaffiliated issuers	4,902,230
Affiliated issuers	86,030
Income from securities lending—Note 1(b)	51,747
Total Income	5,040,007
Expenses:
Management fee—Note 3(a)	3,236,563
Shareholder servicing costs—Note 3(c)	920,828
Distribution fees—Note 3(b)	153,114
Professional fees	50,346
Directors’ fees and expenses—Note 3(d)	42,857
Registration fees	40,353
Prospectus and shareholders’ reports	25,224
Interest expense—Note 2	16,478
Loan commitment fees—Note 2	7,834
Custodian fees—Note 3(c)	7,255
Miscellaneous	23,022
Total Expenses	4,523,874
Investment Income—Net	516,133
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,442,569)
Net unrealized appreciation (depreciation) on investments	(86,664,122)
Net Realized and Unrealized Gain (Loss) on Investments	(93,106,691)
Net (Decrease) in Net Assets Resulting from Operations	(92,590,558)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	516,133	125,166
Net realized gain (loss) on investments	(6,442,569)	197,859,216
Net unrealized appreciation (depreciation) on investments	(86,664,122)	(31,129,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,590,558)	166,854,534
Distributions ($):
Distributions to shareholders:
Class A	(89,325,514)	(61,344,461)
Class C	(10,375,746)	(8,165,849)
Class I	(80,239,051)	(63,759,043)
Class Y	(2,340,142)	(1,632,511)
Total Distributions	(182,280,453)	(134,901,864)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	17,463,931	46,347,977
Class C	2,630,532	5,109,170
Class I	50,757,424	97,483,340
Class Y	1,043,899	7,988,741
Distributions reinvested:
Class A	83,230,860	55,122,682
Class C	9,141,082	7,103,712
Class I	77,500,604	61,433,975
Class Y	1,604,933	1,270,067
Cost of shares redeemed:
Class A	(61,802,101)	(143,015,105)
Class C	(9,328,757)	(24,872,704)
Class I	(142,885,581)	(168,762,845)
Class Y	(4,851,950)	(3,274,603)
Increase (Decrease) in Net Assets from Capital Stock Transactions	24,504,876	(58,065,593)
Total Increase (Decrease) in Net Assets	(250,366,135)	(26,112,923)
Net Assets ($):
Beginning of Period	1,057,214,130	1,083,327,053
End of Period	806,847,995	1,057,214,130

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	686,765	1,352,924
Shares issued for distributions reinvested	3,718,982	1,676,481
Shares redeemed	(2,277,210)	(4,152,303)
Net Increase (Decrease) in Shares Outstanding	2,128,537	(1,122,898)
Class Cb,c
Shares sold	130,476	169,785
Shares issued for distributions reinvested	492,005	246,485
Shares redeemed	(426,573)	(825,487)
Net Increase (Decrease) in Shares Outstanding	195,908	(409,217)
Class Ic
Shares sold	2,025,964	2,848,509
Shares issued for distributions reinvested	3,483,169	1,881,592
Shares redeemed	(5,039,103)	(4,937,020)
Net Increase (Decrease) in Shares Outstanding	470,030	(206,919)
Class Y
Shares sold	39,169	230,669
Shares issued for distributions reinvested	72,034	38,840
Shares redeemed	(171,687)	(94,414)
Net Increase (Decrease) in Shares Outstanding	(60,484)	175,095

[a] Distributions to shareholders include $2,056,470 Class I and $63,829 Class Y distributions from net investment income and $61,344,461 Class A, $8,165,849 Class C, $61,702,573 Class I and $1,568,682 Class Y distributions from net realized gains. Undistributed investment income—net was $70,644 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended August 31, 2018, 8,403 Class C shares representing $242,093 were automatically converted to 7,367 Class A shares.
[c] During the period ended August 31, 2018, 348 Class C shares representing $10,555 were exchanged for 313 Class I shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2019		Year Ended August 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	35.32	34.37	31.72	36.97	43.17	38.27
Investment Operations:
Investment income (loss)—net [a]	.00[b]	(.03)	.03	.03	(.02)	.05
Net realized and unrealized gain (loss) on investments	(3.61)	5.35	4.13	.82	(1.79)	9.10
Total from Investment Operations	(3.61)	5.32	4.16	.85	(1.81)	9.15
Distributions:
Dividends from investment income—net	-	-	(.01)	-	(.05)	-
Dividends from net realized gain on investments	(6.93)	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)
Total Distributions	(6.93)	(4.37)	(1.51)	(6.10)	(4.39)	(4.25)
Net asset value, end of period	24.78	35.32	34.37	31.72	36.97	43.17
Total Return (%)[c]	(8.12)[d]	16.44	13.28	3.95	(4.72)	25.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[e]	1.16	1.17	1.21	1.18	1.15
Ratio of net expenses to average net assets	1.13[e]	1.16	1.17	1.21	1.18	1.15
Ratio of net investment income (loss) to average net assets	.03[e]	(.08)	.10	.11	(.05)	.12
Portfolio Turnover Rate	39.69[d]	100.55	104.51	101.68	74.05	67.49
Net Assets, end of period ($ x 1,000)	392,499	484,169	509,761	796,686	1,071,713	1,417,535

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	30.80	30.70	28.68	34.26	40.55	36.44
Investment Operations:
Investment (loss)—net [a]	(.09)	(.25)	(.19)	(.18)	(.29)	(.26)
Net realized and unrealized gain (loss) on investments	(3.24)	4.72	3.71	.70	(1.66)	8.62
Total from Investment Operations	(3.33)	4.47	3.52	.52	(1.95)	8.36
Distributions:
Dividends from net realized gain on investments	(6.93)	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)
Net asset value, end of period	20.54	30.80	30.70	28.68	34.26	40.55
Total Return (%)[b]	(8.45)[c]	15.55	12.44	3.19	(5.41)	24.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[d]	1.91	1.92	1.94	1.90	1.92
Ratio of net expenses to average net assets	1.89[d]	1.91	1.92	1.94	1.90	1.92
Ratio of net investment (loss) to average net assets	(.73)[d]	(.84)	(.65)	(.62)	(.77)	(.66)
Portfolio Turnover Rate	39.69[c]	100.55	104.51	101.68	74.05	67.49
Net Assets, end of period ($ x 1,000)	37,505	50,210	62,608	76,886	116,683	114,179

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended February 28, 2019		Year Ended August 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	35.14	34.27	31.64	36.83	43.01	38.12
Investment Operations:
Investment income—net[a]	.04	.07	.14	.12	.09	.15
Net realized and unrealized gain (loss) on investments	(3.60)	5.32	4.11	.81	(1.78)	9.07
Total from Investment Operations	(3.56)	5.39	4.25	.93	(1.69)	9.22
Distributions:
Dividends from investment income—net	(.00)[b]	(.15)	(.12)	(.02)	(.15)	(.08)
Dividends from net realized gain on investments	(6.93)	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)
Total Distributions	(6.93)	(4.52)	(1.62)	(6.12)	(4.49)	(4.33)
Net asset value, end of period	24.65	35.14	34.27	31.64	36.83	43.01
Total Return (%)	(8.00)[c]	16.74	13.63	4.23	(4.43)	25.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	.89	.90	.90	.89	.90
Ratio of net expenses to average net assets	.88[d]	.89	.90	.90	.89	.90
Ratio of net investment income to average net assets	.29[d]	.19	.42	.39	.22	.37
Portfolio Turnover Rate	39.69[c]	100.55	104.51	101.68	74.05	67.49
Net Assets, end of period ($ x 1,000)	367,446	507,298	501,821	492,694	913,852	1,282,578

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	35.22	34.34	31.72	36.93	43.12	38.12
Investment Operations:
Investment income—neta	.05	.10	.15	.16	.13	.19
Net realized and unrealized gain (loss) on investments	(3.60)	5.33	4.13	.83	(1.78)	9.17
Total from Investment Operations	(3.55)	5.43	4.28	.99	(1.65)	9.36
Distributions:
Dividends from investment income—net	(.05)	(.18)	(.16)	(.10)	(.20)	(.11)
Dividends from net realized gain on investments	(6.93)	(4.37)	(1.50)	(6.10)	(4.34)	(4.25)
Total Distributions	(6.98)	(4.55)	(1.66)	(6.20)	(4.54)	(4.36)
Net asset value, end of period	24.69	35.22	34.34	31.72	36.93	43.12
Total Return (%)	(7.96)b	16.84	13.71	4.40	(4.34)	26.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.79	.80	.78	.80	.83
Ratio of net expenses to average net assets	.81[c]	.79	.80	.78	.80	.83
Ratio of net investment income to average net assets	.36[c]	.30	.49	.53	.30	.50
Portfolio Turnover Rate	39.69[b]	100.55	104.51	101.68	74.05	67.49
Net Assets, end of period ($ x 1,000)	9,399	15,538	9,137	17,308	79,397	25,147

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (125 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

20

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	803,527,275	-	-	803,527,275
Exchange-Traded Funds	3,256,205	-	-	3,256,205
Investment Companies	3,712,587	-	-	3,712,587

† See Statement of Investments for additional detailed categorizations.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York

22

Mellon earned $9,605 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $37,250,668 and long–term capital gains $97,651,196. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019, was approximately $1,212,200 with a related weighted average annualized interest rate of 2.74%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

During the period ended February 28, 2019, the Distributor retained $4,657 from commissions earned on sales of the fund’s Class A shares and $718 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $153,114 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

24

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $508,263 and $51,038, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $36,712 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $7,255 pursuant to the custody agreement.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $464,989, Distribution Plan fees $21,763, Shareholder Services Plan fees $82,799, custodian fees $12,000, Chief Compliance Officer fees $5,254 and transfer agency fees $22,282.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2019, amounted to $348,517,455 and $487,417,036, respectively.

At February 28, 2019, accumulated net unrealized appreciation on investments was $48,784,234, consisting of $95,279,050 gross unrealized appreciation and $46,494,816 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Opportunistic Midcap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMCVX Class C: DVLCX Class I: DVLIX Class Y: DMCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0258SA0219

Dreyfus Opportunistic Small Cap Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Small Cap Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Small Cap Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by David A. Daglio, lead portfolio manager, James Boyd, Brian R. Duncan, and Dale Dutile, portfolio managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Opportunistic Small Cap Fund’s Investor shares achieved a total return of -13.62%, Class I shares returned -13.53%, and Class Y shares returned -13.48%.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of -8.86% for the same period.2

Small cap stocks lost ground over the reporting period despite rising corporate earnings, improved economic conditions and the ongoing tailwind of business-friendly tax-reform legislation. The fund trailed the Index mainly due to stock selection in the health care, energy, and materials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Index. As of November 30, 2018, the market capitalization of the largest and smallest companies in the Index were approximately $6 billion and $13 million, respectively, and the weighted average and median market capitalizations of the Index were approximately $2 billion and $800 million, respectively. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events that could cause the estimated value of the company to change. In general, the fund seeks exposure to securities and sectors that the fund's portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

Rising Rates and Concerns about Growth Hindered Markets

Despite positive U.S. economic data, the market was constrained during the reporting period by aggressive rate hikes by the Federal Reserve (the “Fed”), growing fears of a global slowdown and concerns about the effects of trade tensions with China. Other geopolitical concerns also weighed on stocks.

These factors, combined with high market valuations and disappointing earnings reports (particularly among technology companies), resulted in a sharp sell-off early in December. This “flight to safety” put stocks into negative territory for the year.

However, the Fed’s decision after its mid-December meeting to back off its aggressive tightening stance led to a rebound. This persisted into early 2019, largely reversing the early December sell-off despite continuing concerns about the global economy.

Security Selection Hampered Performance

The fund’s underperformance versus the index stemmed primarily from stock selection in the health care, energy and materials sectors. In health care, the fund’s position in Evolent

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Health, a company that makes software to help hospitals evaluate treatment costs, weighed on relative performance. G1 Therapeutics, a pharmaceutical company, hindered performance as well, as results from a phase 2 trial were viewed as mixed versus the team’s positive opinion. In addition, the fund’s position in Flexion Therapeutics was detrimental because the company sold off on a lack of positive news. In the energy sector, Delek US Holdings and PBF Energy both declined as falling oil prices hurt their profit margins. In the materials sector, chemical companies Cabot and Methanex were hurt by weakening global demand.

On the positive side, the fund benefited from security selection primarily in the communication services, financials, and consumer staples sectors. In communication services, a position in Criteo, a digital marketing company, added to performance as the company’s new line of database products was well-received. In addition, broadcasters Sinclair Broadcast Group, Gray Television and Nexstar Media Group all gained on improved advertising sales. In the financials sector, the fund’s position in Investment Technology Group, a financial technology firm, benefited as the company was taken over at a substantial premium. Positions in two small banks, First BanCorp and Atlantic Capital Bancshares, also proved advantageous as both gained on loan growth and the addition of new customers.

Finding Opportunities amid Moderating Profits

We believe Calendar year 2019 is likely to be a domestic environment of moderate profit growth, contained inflation and long term interest rates at lower levels that traditionally found in the tenth year of an economic expansion. Global economic growth is likely to be sluggish the first half, with a moderate acceleration in the second half. Over the last few months we have increased our exposure to the communication services, materials, and consumer discretionary sectors while reducing our exposure to the industrials sector. We continue to be impressed and excited about the number of attractive opportunities found in the small cap investment universe.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Small Cap Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.18	$4.16	$3.70
Ending value (after expenses)	$863.80	$864.70	$865.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.61	$4.51	$4.01
Ending value (after expenses)	$1,019.24	$1,020.33	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Investor shares, .90% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.7%
Automobiles & Components - 3.1%
Delphi Technologies	829,967	[a]	18,101,580
Visteon	48,260	[a,b]	4,133,952
			22,235,532
Banks - 7.3%
Ameris Bancorp	137,048		5,587,447
Atlantic Capital Bancshares	379,061	[b]	7,308,296
First BanCorp	1,170,932		13,477,427
First Interstate BancSystem, Cl. A	228,893		9,531,105
First Merchants	133,966		5,410,887
Union Bankshares	308,829		10,985,048
			52,300,210
Capital Goods - 4.2%
Capitol Investment IV	679,597	[a,b]	7,088,197
Haymaker Acquisition	280,968	[b]	2,874,303
Simpson Manufacturing	82,371	[a]	4,936,494
Tennant Company	94,103		5,947,310
TPG Pace Holdings	471,627	[b]	5,140,734
Wesco Aircraft Holdings	488,810	[b]	4,149,997
			30,137,035
Commercial & Professional Services - 1.2%
Covanta Holding	502,418	[a]	8,531,058
Consumer Durables & Apparel - 3.5%
Century Communities	175,552	[b]	4,007,852
G-III Apparel Group	163,865	[b]	5,835,233
KB Home	241,149		5,500,609
Skyline Champion	497,575	[b]	9,881,839
			25,225,533
Consumer Services - 5.2%
Adtalem Global Education	294,403	[b]	14,190,225
Dave & Buster's Entertainment	264,756		13,589,925
Penn National Gaming	361,488	[a,b]	8,982,977
			36,763,127
Diversified Financials - 4.8%
Green Dot, Cl. A	124,814	[b]	8,056,744
OneMain Holdings	483,595		15,958,635
SLM	958,348		10,589,745
			34,605,124
Energy - 9.7%
Ardmore Shipping	489,568	[a,b]	2,756,268
Comstock Resources	503,370	[b]	3,594,062
Delek US Holdings	401,908		14,219,505

6

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Energy - 9.7% (continued)
GasLog	232,252	[a]	3,743,902
Green Plains	700,484	[a]	10,927,550
Laredo Petroleum	1,321,858	[b]	4,533,973
Navigator Holdings	168,596	[b]	1,832,639
PBF Energy, Cl. A	282,440		8,775,411
Scorpio Tankers	491,339	[a]	9,045,551
Select Energy Services, Cl. A	957,167	[a,b]	9,648,243
			69,077,104
Food & Staples Retailing - .6%
US Foods Holding	111,747	[b]	3,937,964
Food, Beverage & Tobacco - 1.0%
Darling Ingredients	334,599	[b]	7,354,486
Health Care Equipment & Services - 2.4%
AxoGen	410,714	[a,b]	7,581,780
Evolent Health, Cl. A	704,964	[a,b]	9,298,475
			16,880,255
Materials - 13.4%
Alamos Gold, Cl. A	2,918,988	[a]	14,127,902
Cabot	362,551		16,996,391
Eagle Materials	155,042		11,851,410
Iamgold	2,397,603	[a,b]	8,007,994
Methanex	96,038		5,416,543
OMNOVA Solutions	1,632,509	[b]	13,304,948
Orion Engineered Carbons	281,106		7,834,424
TimkenSteel	352,299	[a,b]	4,389,646
US Concrete	338,013	[a,b]	13,557,701
			95,486,959
Media & Entertainment - 5.9%
Criteo, ADR	650,153	[b]	17,645,152
Gray Television	272,712	[a,b]	5,975,120
Nexstar Media Group, Cl. A	99,479	[a]	9,722,083
Sinclair Broadcast Group, Cl. A	252,955		9,131,675
			42,474,030
Pharmaceuticals Biotechnology & Life Sciences - 10.9%
Aerie Pharmaceuticals	260,195	[a,b]	12,143,301
DBV Technologies, ADR	693,418	[a,b]	5,644,423
Flexion Therapeutics	501,387	[a,b]	6,929,168
G1 Therapeutics	207,287	[a,b]	3,826,518
Revance Therapeutics	835,393	[b]	14,151,557
SAGE Therapeutics	57,720	[a,b]	9,191,910
TherapeuticsMD	4,570,791	[b]	26,144,925
			78,031,802

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Zogenix	302,803	[a,b]	15,966,802
Software & Services - 7.0%
Bottomline Technologies	73,075	[b]	3,644,981
Cardtronics, Cl. A	469,621	[a,b]	13,858,516
Cloudera	117,864	[b]	1,717,278
Commvault Systems	110,375	[b]	7,438,171
EVERTEC	175,128		5,012,163
Talend, ADR	377,680	[b]	18,090,872
			49,761,981
Technology Hardware & Equipment - 3.5%
Ciena	587,050	[b]	25,043,553
Transportation - 9.8%
Covenant Transport, Cl. A	70,680	[b]	1,612,211
Euronav	382,171	[a]	2,992,399
Knight-Swift Transportation Holdings	443,028	[a]	14,899,032
Mesa Air Group	352,686		3,551,548
Scorpio Bulkers	1,026,817	[a]	4,353,704
SkyWest	366,102		19,784,152
US Xpress Enterprises	266,965	[a]	2,335,944
Werner Enterprises	588,783	[a]	20,330,677
			69,859,667
Total Common Stocks (cost $639,598,096)			683,672,222

Exchange-Traded Funds - 1.2%
Registered Investment Companies - 1.2%
iShares Russell 2000 ETF	29,788	[a]	4,670,163
Vanguard Small-Cap ETF	26,641	[a]	4,118,965
Total Exchange-Traded Funds (cost $8,488,479)			8,789,128
	Number of Rights
Rights - .0%
Materials - .0%
Pan American Silver (cost $1,553,708)	2,912,877		0
	Number of Warrants
Warrants - .1%
Retailing - .1%
Waitr Holdings, 6/1/23 (cost $208,975)	301,090		550,995

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,175,425)	2.41	21,175,425	[c]	21,175,425

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,282,639)	2.41	7,282,639	[c]	7,282,639
Total Investments (cost $678,307,322)		101.0%		721,470,409
Liabilities, Less Cash and Receivables		(1.0%)		(7,341,049)
Net Assets		100.0%		714,129,360

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $134,653,417 and the value of the collateral held by the fund was $138,477,255, consisting of cash collateral of $7,282,639 and U.S. Government & Agency securities valued at $131,194,616.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Materials	13.4
Health Care	13.3
Industrials	12.6
Financials	12.2
Consumer Discretionary	11.9
Information Technology	10.5
Energy	9.7
Communication Services	5.9
Investment Companies	5.2
Consumer, Non-cyclical	2.2
Consumer Staples	1.6
Diversified	1.4
Financial	.7
Industrial	.4
101.0

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18($)	Purchases($)	Sales ($)	Value 2/28/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	42,131,453	161,316,921	182,272,949	21,175,425	3.0	145,277
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	47,435,457	93,321,905	140,757,362	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	34,425,754	27,143,115	7,282,639	1.0	-
Total	89,566,910	289,064,580	350,173,426	28,458,064	4.0	145,277

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $134,653,417)—Note 1(b):
Unaffiliated issuers	649,849,258	693,012,345
Affiliated issuers	28,458,064	28,458,064
Receivable for investment securities sold		7,068,088
Receivable for shares of Common Stock subscribed		569,535
Dividends, interest and securities lending income receivable		546,564
Prepaid expenses		36,542
		729,691,138
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		523,633
Liability for securities on loan—Note 1(b)		7,282,639
Payable for investment securities purchased		6,082,018
Payable for shares of Common Stock redeemed		1,547,612
Directors fees and expenses payable		18,567
Accrued expenses		107,309
		15,561,778
Net Assets ($)		714,129,360
Composition of Net Assets ($):
Paid-in capital		709,143,917
Total distributable earnings (loss)		4,985,443
Net Assets ($)		714,129,360

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	407,165,546	49,884,894	257,078,920
Shares Outstanding	15,072,135	1,833,785	9,433,033
Net Asset Value Per Share ($)	27.01	27.20	27.25

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $38,282 foreign taxes withheld at source):
Unaffiliated issuers	3,236,734
Affiliated issuers	145,277
Income from securities lending—Note 1(b)	128,362
Total Income	3,510,373
Expenses:
Management fee—Note 3(a)	3,461,075
Shareholder servicing costs—Note 3(b)	803,653
Interest expense—Note 2	44,162
Directors’ fees and expenses—Note 3(c)	43,287
Professional fees	38,744
Registration fees	28,198
Prospectus and shareholders’ reports	14,839
Custodian fees—Note 3(b)	13,659
Loan commitment fees—Note 2	13,225
Miscellaneous	19,248
Total Expenses	4,480,090
Investment (Loss)—Net	(969,717)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(10,552,370)
Net unrealized appreciation (depreciation) on investments	(192,302,720)
Net Realized and Unrealized Gain (Loss) on Investments	(202,855,090)
Net (Decrease) in Net Assets Resulting from Operations	(203,824,807)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment (loss)—net	(969,717)	(3,133,556)
Net realized gain (loss) on investments	(10,552,370)	182,469,411
Net unrealized appreciation (depreciation) on investments	(192,302,720)	59,192,998
Net Increase (Decrease) in Net Assets Resulting from Operations	(203,824,807)	238,528,853
Distributions ($):
Distributions to shareholders:
Investor Shares	(86,926,217)	(56,618,655)
Class I	(11,657,022)	(7,439,198)
Class Y	(80,115,063)	(60,129,762)
Total Distributions	(178,698,302)	(124,187,615)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	12,653,757	144,162,912
Class I	8,340,981	32,244,708
Class Y	32,850,063	104,740,380
Distributions reinvested:
Investor Shares	83,831,912	54,909,530
Class I	11,244,679	6,496,612
Class Y	35,893,606	25,950,112
Cost of shares redeemed:
Investor Shares	(148,500,358)	(106,539,619)
Class I	(19,655,177)	(25,655,205)
Class Y	(213,758,985)	(66,272,320)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(197,099,522)	170,037,110
Total Increase (Decrease) in Net Assets	(579,622,631)	284,378,348
Net Assets ($):
Beginning of Period	1,293,751,991	1,009,373,643
End of Period	714,129,360	1,293,751,991

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Capital Share Transactions (Shares):
Investor Shares[b]
Shares sold	389,080	3,784,355
Shares issued for distributions reinvested	3,488,633	1,508,504
Shares redeemed	(4,645,045)	(2,825,723)
Net Increase (Decrease) in Shares Outstanding	(767,332)	2,467,136
Class Ib
Shares sold	277,249	845,857
Shares issued for distributions reinvested	464,848	177,941
Shares redeemed	(716,754)	(668,800)
Net Increase (Decrease) in Shares Outstanding	25,343	354,998
Class Yb
Shares sold	1,187,686	2,759,859
Shares issued for distributions reinvested	1,481,370	710,572
Shares redeemed	(7,762,466)	(1,721,775)
Net Increase (Decrease) in Shares Outstanding	(5,093,410)	1,748,656

[a] Distributions to shareholders include only distributions from net realized gain on investments. Accumulated investment (loss)—net was $512,648 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 11,750 Class Y shares representing $436,385 were exchanged for 11,816 Class I shares and 78,770 class Y shares representing $2,592,577 were exchanged for 77,278 Investor shares and during the period ended August 31, 2018, 301,212 Investor shares representing $11,313,310 were exchanged for 300,505 Class Y shares and 108,847 Class Y shares representing $4,225,876 were exchanged for 108,913 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017[a]	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	40.10	36.53	29.66	30.45	35.87	34.70
Investment Operations:
Investment (loss)—net[b]	(.06)	(.16)	(.15)	(.05)	(.13)	(.13)
Net realized and unrealized gain (loss) on investments	(6.24)	8.29	7.16	.43	.17	5.70
Total from Investment Operations	(6.30)	8.13	7.01	.38	.04	5.57
Distributions:
Dividends from investment income—net	-	-	-	(.10)	-	-
Dividends from net realized gain on investments	(6.79)	(4.56)	(.14)	(1.07)	(5.46)	(4.40)
Total Distributions	(6.79)	(4.56)	(.14)	(1.17)	(5.46)	(4.40)
Net asset value, end of period	27.01	40.10	36.53	29.66	30.45	35.87
Total Return (%)	(13.62)[c]	23.51	23.67	1.34	.18	16.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[d]	1.09	1.10	1.11	1.09	1.10
Ratio of net expenses to average net assets	1.12[d]	1.09	1.10	1.11	1.09	1.10
Ratio of net investment (loss) to average net assets	(.37)[d]	(.43)	(.44)	(.17)	(.41)	(.35)
Portfolio Turnover Rate	41.03[c]	74.02	84.96	82.01	74.06	88.69
Net Assets, end of period ($ x 1,000)	407,166	635,221	488,507	802,741	940,235	1,162,516

a On September 30, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	40.28	36.60	30.62
Investment Operations:
Investment (loss)—net[b]	(.02)	(.08)	(.07)
Net realized and unrealized gain (loss) on investments	(6.27)	8.32	6.19
Total from Investment Operations	(6.29)	8.24	6.12
Distributions:
Dividends from net realized gain on investments	(6.79)	(4.56)	(.14)
Net asset value, end of period	27.20	40.28	36.60
Total Return (%)	(13.53)[c]	23.78	20.02[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[d]	.87	.95[d]
Ratio of net expenses to average net assets	.90[d]	.87	.95[d]
Ratio of net investment (loss) to average net assets	(.13)[d]	(.20)	(.23)[d]
Portfolio Turnover Rate	41.03[c]	74.02	84.96
Net Assets, end of period ($ x 1,000)	49,885	72,845	53,194

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
Class Y Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	40.32	36.60	30.62
Investment Operations:
Investment (loss)—net[b]	(.00)[c]	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	(6.28)	8.32	6.13
Total from Investment Operations	(6.28)	8.28	6.12
Distributions:
Dividends from net realized gain on investments	(6.79)	(4.56)	(.14)
Net asset value, end of period	27.25	40.32	36.60
Total Return (%)	(13.48)[d]	23.90	20.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.79	.81[e]
Ratio of net expenses to average net assets	.80[e]	.79	.81[e]
Ratio of net investment (loss) to average net assets	(.03)[e]	(.12)	(.03)[e]
Portfolio Turnover Rate	41.03[d]	74.02	84.96
Net Assets, end of period ($ x 1,000)	257,079	585,686	467,673

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Amount represents less than $.01.

d Not annualized.

e Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser Effective April 15, 2019, the fund was reopened to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I and Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

20

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities- Common Stocks†	683,672,222	-	-	683,672,222
Exchange-Traded Funds	8,789,128	-	-	8,789,128
Investment Companies	28,458,064	-	-	28,458,064
Rights†	-	0††	-	0
Warrants†	550,995	-	-	550,995

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York Mellon earned $23,133 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $13,576,887 and long-term capital gains $110,610,728. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure

22

requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 was approximately $2,685,100 with a related weighted average annualized interest rate of 3.32%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agents. During the period ended February 28, 2019, the fund was charged $584,792 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $38,085 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $13,659 pursuant to the custody agreement.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $404,002, Shareholder Services Plan fees $76,997, custodian fees $18,000, Chief Compliance Officer fees $5,254 and transfer agency fees $19,380.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2019, amounted to $382,641,773 and $738,837,055, respectively.

24

At February 28, 2019, accumulated net unrealized appreciation on investments was $43,163,087, consisting of $95,700,001 gross unrealized appreciation and $52,536,914 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

For More Information

Dreyfus Opportunistic Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DSCVX Class I: DOPIX Class Y: DSCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0253SA0219

Dreyfus Strategic Value Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by Brian C. Ferguson, John C. Bailer, and David S. Intoppa, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Strategic Value Fund’s Class A shares produced a total return of -6.44%, Class C shares returned -6.79%, Class I shares returned -6.34%, and Class Y shares returned -6.31%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of -1.62% for the same period.2

U.S. equities markets declined during the reporting period amid rising interest rates and slowing economic prospects. The fund underperformed its benchmark, primarily due to unfavorable sector allocations and security selections in the energy, consumer staples, health care, and financials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its assets in foreign securities. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

Global Economic Trends and Rising Interest Rates Hindered Stocks

Despite positive U.S. economic data, the market was constrained during the reporting period by aggressive rate hikes by the Federal Reserve (the “Fed”), growing fears of a global slowdown, and concerns about the effects of trade tensions with China. Other geopolitical concerns also weighed on stocks.

These factors, combined with disappointing earnings reports, particularly among select large capitalization technology companies, resulted in a sharp sell-off early in December. This “flight to safety” put stocks into negative territory for the year.

The Fed’s decision after its mid-December meeting to moderate its tightening stance, however, led to a rebound. This persisted into early 2019, largely reversing the early December sell-off despite continuing concerns about the global economy.

Performance Hindered by Sector Allocations and Stock Selections

The fund underperformed its benchmark during the reporting period primarily due to an overweight to the energy sector and to certain holdings in that sector. Marathon Petroleum, Anadarko Petroleum, Valero Energy, Phillips 66, and Occidental Petroleum were especially detrimental to the fund’s performance, as the price of oil plummeted through much of the reporting period. In the consumer staples sector, a position in Conagra Brands was disadvantageous, as the company continues to integrate its acquisition of Pinnacle Foods. In the health care sector, CVS Health had an adverse effect as the company was hurt by competitive pressure in the retail industry as well as concern about potential regulatory changes. In the financial sector, an overweight to banks and insurance companies was

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

detrimental as well. Performance of the fund was also hindered by a decision not to own Proctor & Gamble, which gained as market sentiment became more risk-averse.

On the positive side, the fund’s performance versus the Index benefited from an overweight of the communication services and information technology sectors as well as from stock selection. In communication services, Verizon Communication benefited from the defensive nature of the company and its leadership position in 5G telecom. In information technology, shares of Cisco Systems gained on strong earnings and capital returns while Palo Alto Networks, a cybersecurity company, benefited from strong execution. In the consumer discretionary sector, General Motors benefited from strong truck sales. Other positions that helped the fund’s performance versus the benchmark included two utilities companies, PPL and FirstEnergy, and independent broker-dealer, LPL Financial Holdings.

Investment Environment Remains Supportive

We believe that with the domestic economy expanding, the environment is supportive for the stock market and the fund’s investment approach. Inflation remains modest, and though interest rates are rising, financial conditions are not tight. In addition, although trade tensions are a concern, the impact of tariffs so far has been modest.

As of the end of the reporting period, we have continued to find the most attractive investment opportunities in the financials, materials, information technology, communication services, energy, and industrials sectors. In contrast, we are finding relatively few opportunities in the utilities, real estate, consumer staples, consumer discretionary, and health care sectors.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Value Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.42	$7.95	$3.22	$3.07
Ending value (after expenses)	$935.60	$932.10	$936.60	$936.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.61	$8.30	$3.36	$3.21
Ending value (after expenses)	$1,020.23	$1,016.56	$1,021.47	$1,021.62

†  Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.66% for Class C, .67% for Class I and .64% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .9%
General Motors	340,542		13,444,598
Banks - 14.0%
Bank of America	1,711,858		49,780,831
Citigroup	633,187		40,511,304
JPMorgan Chase & Co.	647,791		67,603,469
SunTrust Banks	120,453		7,813,786
U.S. Bancorp	687,738		35,549,177
Wells Fargo & Co.	318,384		15,884,178
			217,142,745
Capital Goods - 6.2%
General Electric	1,094,901		11,376,021
Harris	114,467		18,879,042
Honeywell International	154,802		23,850,344
Quanta Services	213,210		7,598,804
Raytheon	41,894		7,813,231
United Technologies	216,562		27,215,347
Wabtec	5,881		430,821
			97,163,610
Consumer Services - 1.0%
Las Vegas Sands	248,124		15,242,257
Diversified Financials - 11.5%
American Express	106,115		11,432,830
Ameriprise Financial	119,436		15,721,361
Berkshire Hathaway, Cl. B	356,203	[a]	71,703,664
Goldman Sachs Group	79,527		15,642,961
LPL Financial Holdings	146,527		11,049,601
Morgan Stanley	555,092		23,302,762
Raymond James Financial	89,635		7,402,058
Voya Financial	460,043		23,264,375
			179,519,612
Energy - 10.9%
Anadarko Petroleum	177,318		7,713,333
Apergy	310,939		13,053,219
ConocoPhillips	329,198		22,336,084
Hess	539,060		31,184,621
Marathon Petroleum	562,492		34,880,129
Occidental Petroleum	286,336		18,941,126
Phillips 66	358,433		34,538,604
Valero Energy	85,624		6,983,493
			169,630,609

6

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Food, Beverage & Tobacco - 3.5%
Coca-Cola European Partners	147,873		6,970,733
Conagra Brands	830,590	[b]	19,410,888
Kraft Heinz	140,897		4,676,371
Mondelez International, Cl. A	164,495		7,757,584
PepsiCo	135,742		15,697,205
			54,512,781
Health Care Equipment & Services - 7.5%
Abbott Laboratories	304,595		23,642,664
Anthem	24,750		7,443,068
Boston Scientific	194,519	[a]	7,804,102
Centene	115,500	[a]	7,032,795
Cigna	39,918		6,963,296
CVS Health	252,451		14,599,241
HCA Healthcare	53,786		7,478,405
Humana	26,311		7,499,688
Medtronic	386,315		34,961,508
			117,424,767
Household & Personal Products - 1.2%
Colgate-Palmolive	287,375		18,929,391
Insurance - 2.9%
American International Group	442,443		19,113,538
Assurant	107,160		11,036,408
Hartford Financial Services Group	316,283		15,611,729
			45,761,675
Materials - 9.3%
CF Industries Holdings	718,692		30,328,802
DowDuPont	418,885		22,297,249
Freeport-McMoRan	809,823		10,446,717
Martin Marietta Materials	116,763		21,928,091
Mosaic	680,069		21,265,758
Newmont Mining	321,377	[b]	10,965,383
Vulcan Materials	241,578		26,926,284
			144,158,284
Media & Entertainment - 3.6%
Alphabet, Cl. A	13,349	[a]	15,038,316
Comcast, Cl. A	606,769		23,463,757
Omnicom Group	234,804	[b]	17,774,663
			56,276,736
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Biogen	23,899	[a]	7,839,111
Bristol-Myers Squibb	147,236		7,606,212
Merck & Co.	436,732		35,501,944

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3% (continued)
Pfizer	728,596		31,584,637
			82,531,904
Retailing - .5%
Target	101,674		7,385,599
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom	54,489		15,004,091
Microchip Technology	85,068	[b]	7,389,857
Qualcomm	372,951		19,911,854
Texas Instruments	144,995		15,337,571
			57,643,373
Software & Services - 4.8%
First Data, Cl. A	237,469	[a]	5,969,971
Fiserv	70,226	[a,b]	5,947,440
International Business Machines	192,551		26,597,070
Oracle	294,970		15,376,786
Palo Alto Networks	34,057	[a]	8,387,217
Teradata	243,915	[a,b]	11,798,169
			74,076,653
Technology Hardware & Equipment - 4.8%
Cisco Systems	1,021,045		52,859,500
Corning	606,482		21,111,638
			73,971,138
Telecommunication Services - 5.6%
AT&T	1,366,366		42,521,310
Verizon Communications	778,506		44,312,562
			86,833,872
Transportation - 1.9%
Delta Air Lines	369,422		18,315,943
Union Pacific	69,481		11,651,964
			29,967,907
Total Common Stocks (cost $1,335,163,968)			1,541,617,511

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 1000 Value ETF (cost $10,202,715)	88,688		10,939,665

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,008,943)	2.41	3,008,943	[c]	3,008,943
Total Investments (cost $1,348,375,626)		100.0%		1,555,566,119
Cash and Receivables (Net)		.0%		225,547
Net Assets		100.0%		1,555,791,666

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $50,248,233 and the value of the collateral held by the fund was $51,036,764, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	28.4
Information Technology	13.2
Health Care	12.9
Energy	10.9
Materials	9.3
Communication Services	9.2
Industrials	8.2
Consumer Staples	4.7
Consumer Discretionary	2.3
Investment Companies	.9
100.0

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,944,397	195,330,911	195,266,365	3,008,943.2		47,261
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	241,183	241,183	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	13,239,951	13,239,951	-	-	-
Total	2,944,397	208,812,045	208,747,499	3,008,943.2		47,261

†  Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $50,248,233)—Note 1(c):
Unaffiliated issuers	1,345,366,683	1,552,557,176
Affiliated issuers	3,008,943	3,008,943
Receivable for investment securities sold		7,090,861
Dividends, interest and securities lending income receivable		3,156,569
Receivable for shares of Common Stock subscribed		1,454,474
Prepaid expenses		56,264
		1,567,324,287
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		904,538
Payable for investment securities purchased		8,810,376
Payable for shares of Common Stock redeemed		1,575,642
Directors fees and expenses payable		40,529
Interest payable—Note 2		716
Accrued expenses		200,820
		11,532,621
Net Assets ($)		1,555,791,666
Composition of Net Assets ($):
Paid-in capital		1,385,649,003
Total distributable earnings (loss)		170,142,663
Net Assets ($)		1,555,791,666

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	756,748,916	21,897,604	471,154,854	305,990,292
Shares Outstanding	22,342,924	700,114	13,851,382	9,013,025
Net Asset Value Per Share ($)	33.87	31.28	34.02	33.95

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	21,151,426
Affiliated issuers	47,261
Income from securities lending—Note 1(c)	28,681
Total Income	21,227,368
Expenses:
Management fee—Note 3(a)	4,918,126
Shareholder servicing costs—Note 3(c)	1,447,050
Distribution fees—Note 3(b)	92,586
Directors’ fees and expenses—Note 3(d)	70,094
Registration fees	67,305
Prospectus and shareholders’ reports	46,988
Professional fees	30,919
Interest expense—Note 2	29,377
Loan commitment fees—Note 2	21,546
Custodian fees—Note 3(c)	15,766
Miscellaneous	22,671
Total Expenses	6,762,428
Less—reduction in expenses due to undertaking—Note 3(a)	(239,273)
Net Expenses	6,523,155
Investment Income—Net	14,704,213
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	10,577,257
Net unrealized appreciation (depreciation) on investments	(150,795,515)
Net Realized and Unrealized Gain (Loss) on Investments	(140,218,258)
Net (Decrease) in Net Assets Resulting from Operations	(125,514,045)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	14,704,213	24,677,962
Net realized gain (loss) on investments	10,577,257	169,560,018
Net unrealized appreciation (depreciation) on investments	(150,795,515)	97,012,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,514,045)	291,250,660
Distributions ($):
Distributions to shareholders:
Class A	(108,639,666)	(85,579,735)
Class C	(3,576,184)	(4,295,592)
Class I	(65,779,162)	(81,291,791)
Class Y	(45,439,104)	(18,843,095)
Total Distributions	(223,434,116)	(190,010,213)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	28,559,979	48,320,387
Class C	2,424,923	3,321,433
Class I	133,583,044	142,902,762
Class Y	44,540,316	377,670,606
Distributions reinvested:
Class A	100,531,970	79,361,240
Class C	2,692,044	3,574,080
Class I	61,306,600	78,055,760
Class Y	31,824,011	7,462,513
Cost of shares redeemed:
Class A	(63,930,672)	(135,670,924)
Class C	(7,037,809)	(21,318,372)
Class I	(133,564,250)	(497,825,804)
Class Y	(221,111,713)	(52,679,238)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,181,557)	33,174,443
Total Increase (Decrease) in Net Assets	(369,129,718)	134,414,890
Net Assets ($):
Beginning of Period	1,924,921,384	1,790,506,494
End of Period	1,555,791,666	1,924,921,384

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	839,583	1,193,614
Shares issued for distributions reinvested	3,032,559	2,030,221
Shares redeemed	(1,826,519)	(3,317,685)
Net Increase (Decrease) in Shares Outstanding	2,045,623	(93,850)
Class Cb
Shares sold	79,116	88,204
Shares issued for distributions reinvested	87,813	97,866
Shares redeemed	(218,993)	(569,442)
Net Increase (Decrease) in Shares Outstanding	(52,064)	(383,372)
Class Ic
Shares sold	3,837,344	3,497,874
Shares issued for distributions reinvested	1,842,704	1,993,252
Shares redeemed	(3,876,642)	(12,125,718)
Net Increase (Decrease) in Shares Outstanding	1,803,406	(6,634,592)
Class Yc
Shares sold	1,378,126	9,177,640
Shares issued for distributions reinvested	958,559	190,564
Shares redeemed	(5,819,115)	(1,291,721)
Net Increase (Decrease) in Shares Outstanding	(3,482,430)	8,076,483

[a] Distributions to shareholders include $7,698,049 Class A, $78,380 Class C, $9,103,468 Class I and $2,118,510 Class Y distributions from net investment income and $77,881,686 Class A, $4,217,212 Class C, $72,188,323 Class I and $16,724,585 Class Y distributions from net realized gains. Undistributed investment income—net was $18,211,818 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 988 Class C shares representing $5,479 were automatically converted to 916 Class A shares and during the period ended August 31, 2018, 36,406 Class C shares representing $1,345,388 were automatically converted to 34,003 Class A shares.

[c] During the period ended February 28, 2019, 4,230 Class Y shares representing $173,908 were exchanged for 4,230 Class I shares and during the period ended August 31, 2018, 1,793 Class Y shares representing $72,237 were exchanged for 1,798 Class A shares and 29,580 Class Y shares representing $1,218,740 were exchanged for 29,590 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Six Months Ended February 28, 2019
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	42.18	40.12	36.08	38.49	43.34	37.27
Investment Operations:
Investment income—net[a]	.31	.49	.37	.50	.33	.35
Net realized and unrealized gain (loss) on investments	(3.15)	5.86	4.72	2.41	(.66)	8.03
Total from Investment Operations	(2.84)	6.35	5.09	2.91	(.33)	8.38
Distributions:
Dividends from investment income—net	(.63)	(.39)	(.49)	(.39)	(.36)	(.26)
Dividends from net realized gain on investments	(4.84)	(3.90)	(.56)	(4.93)	(4.16)	(2.05)
Total Distributions	(5.47)	(4.29)	(1.05)	(5.32)	(4.52)	(2.31)
Net asset value, end of period	33.87	42.18	40.12	36.08	38.49	43.34
Total Return (%)[b]	(6.44)[c]	16.68	14.26	8.26	(.90)	23.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.95	1.07	1.12	1.11	1.12
Ratio of net expenses to average net assets	.92[d]	.93	.97	.98	.98	.98
Ratio of net investment income to average net assets	1.68[d]	1.19	.95	1.42	.81	.88
Portfolio Turnover Rate	53.02[c]	105.82	96.39	80.82	96.32	67.00
Net Assets, end of period ($ x 1,000)	756,749	856,213	818,085	842,532	880,116	970,817

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	39.20	37.52	33.81	36.35	41.17	35.54
Investment Operations:
Investment income—net[a]	.16	.17	.07	.22	.02	.05
Net realized and unrealized gain (loss) on investments	(2.93)	5.48	4.42	2.26	(.61)	7.63
Total from Investment Operations	(2.77)	5.65	4.49	2.48	(.59)	7.68
Distributions:
Dividends from investment income—net	(.31)	(.07)	(.22)	(.09)	(.07)	-
Dividends from net realized gain on investments	(4.84)	(3.90)	(.56)	(4.93)	(4.16)	(2.05)
Total Distributions	(5.15)	(3.97)	(.78)	(5.02)	(4.23)	(2.05)
Net asset value, end of period	31.28	39.20	37.52	33.81	36.35	41.17
Total Return (%)[b]	(6.79)[c]	15.86	13.39	7.46	(1.65)	22.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[d]	1.71	1.84	1.89	1.87	1.88
Ratio of net expenses to average net assets	1.66[d]	1.68	1.72	1.73	1.73	1.73
Ratio of net investment income to average net assets	.93[d]	.45	.20	.67	.06	.12
Portfolio Turnover Rate	53.02[c]	105.82	96.39	80.82	96.32	67.00
Net Assets, end of period ($ x 1,000)	21,898	29,482	42,611	47,696	53,226	59,442

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended February 28, 2019		Year Ended August 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	42.33	40.25	36.16	38.58	43.45	37.36
Investment Operations:
Investment income—neta	.35	.59	.48	.58	.43	.47
Net realized and unrealized gain (loss) on investments	(3.15)	5.88	4.73	2.42	(.66)	8.03
Total from Investment Operations	(2.80)	6.47	5.21	3.00	(.23)	8.50
Distributions:
Dividends from investment income—net	(.67)	(.49)	(.56)	(.49)	(.48)	(.36)
Dividends from net realized gain on investments	(4.84)	(3.90)	(.56)	(4.93)	(4.16)	(2.05)
Total Distributions	(5.51)	(4.39)	(1.12)	(5.42)	(4.64)	(2.41)
Net asset value, end of period	34.02	42.33	40.25	36.16	38.58	43.45
Total Return (%)	(6.34)[b]	16.99	14.58	8.52	(.66)	23.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[c]	.72	.84	.89	.87	.84
Ratio of net expenses to average net assets	.67[c]	.68	.72	.73	.73	.73
Ratio of net investment income to average net assets	1.94[c]	1.44	1.21	1.67	1.05	1.14
Portfolio Turnover Rate	53.02[b]	105.82	96.39	80.82	96.32	67.00
Net Assets, end of period ($ x 1,000)	471,155	510,020	751,934	509,485	389,711	392,260

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019		Year Ended August 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	42.35	40.25	36.16	38.58	43.45	37.36
Investment Operations:
Investment income—net[a]	.36	.62	.48	.59	.44	.32
Net realized and unrealized gain (loss) on investments	(3.16)	5.87	4.73	2.41	(.67)	8.18
Total from Investment Operations	(2.80)	6.49	5.21	3.00	(.23)	8.50
Distributions:
Dividends from investment income—net	(.76)	(.49)	(.56)	(.49)	(.48)	(.36)
Dividends from net realized gain on investments	(4.84)	(3.90)	(.56)	(4.93)	(4.16)	(2.05)
Total Distributions	(5.60)	(4.39)	(1.12)	(5.42)	(4.64)	(2.41)
Net asset value, end of period	33.95	42.35	40.25	36.16	38.58	43.45
Total Return (%)	(6.31)[b]	17.05	14.58	8.52	(.66)	23.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[c]	.64	.75	.79	.79	.78
Ratio of net expenses to average net assets	.64[c]	.64	.71	.73	.73	.73
Ratio of net investment income to average net assets	1.90[c]	1.50	1.22	1.67	1.07	.87
Portfolio Turnover Rate	53.02[b]	105.82	96.39	80.82	96.32	67.00
Net Assets, end of period ($ x 1,000)	305,990	529,206	177,876	179,629	215,685	230,522

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

20

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	1,541,617,511	-	-	1,541,617,511
Exchange-Traded Funds	10,939,655	-	-	10,939,665
Investment Companies	3,008,943	-	-	3,008,943

† See Statement of Investments for additional detailed categorizations.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities

22

loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York Mellon earned $5,278 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $73,398,974 and long-term capital gains $116,611,239. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 was approximately $1,813,300 with a related weighted average annualized interest rate of 3.27%.

24

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2018 through December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .68% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $239,273 during the period ended February 28, 2019.

During the period ended February 28, 2019, the Distributor retained $7,688 from commissions earned on sales of the fund’s Class A shares and $589 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $92,586 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $959,915 and $30,862, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $71,442 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $15,766 pursuant to the custody agreement.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $709,932, Distribution Plan fees $12,720, Shareholder Services Plan fees $147,896, custodian fees $19,200, Chief Compliance Officer fees $5,254 and transfer agency fees $45,705, which are offset against an expense reimbursement currently in effect in the amount of $36,169.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2019, amounted to $879,188,088 and $1,106,107,179, respectively.

At February 28, 2019, accumulated net unrealized appreciation on investments was $207,190,493, consisting of $249,847,214 gross unrealized appreciation and $42,656,721 gross unrealized depreciation.

26

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

Dreyfus Strategic Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A:DAGVX Class C:DCGVX Class I:DRGVX Class Y:DRGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0257SA0219

Dreyfus Structured Midcap Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Structured Midcap Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by the fund’s primary portfolio managers, C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Structured Midcap Fund’s Class A shares produced a total return of -5.96%, Class C shares returned -6.30%, Class I shares returned -5.83%, and Class Y shares returned -5.79%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), posted a total return of -5.79% for the same period.2

Mid-cap stocks lost ground over the reporting period amid investor concerns over U.S. Federal Reserve (the “Fed”) policy, slowing global growth, and geopolitical uncertainty. The fund’s Class A, Class C and Class I shares trailed the Index, mainly due to security selection shortfalls.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the Index or the Russell Midcap® Index.

The fund’s portfolio managers select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on relative value, momentum/sentiment, and earnings quality measures.

Next, the fund’s portfolio managers construct the portfolio through a risk-controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Markets Pivot on Fed Statements

After a summer rally, volatility crept back into the picture in U.S. markets during the reporting period despite strong fundamentals. Firm labor markets, tightening monetary policy and the possibility of slowing global growth provoked a defensive posture among investors. In October, markets reversed course and started to move lower after hawkish statements by the Fed. Continued worries over rising rates, trade disputes and falling commodity prices pressured equity markets through the end of December. During the fourth-quarter of 2018, the Index fell approximately 17%.

The volatility subsided in January, in part due to the Fed’s announcement after its first meeting of 2019, which emphasized its focus on data as a driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. In addition, talk of a possible trade agreement with China helped to calm markets in January and February. Many U.S. indices were able to recover much of their fourth-quarter losses during the first two months of 2019, mitigating losses from earlier in the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Impact Fund Performance

Positioning in the materials and consumer staples sectors detracted from relative returns. In materials, the chemical industry produced the largest drag due to stock selection shortfalls. Consumer staples was also hurt by negative selection. Stock picks within the energy sector also weighed on results. Refining companies PBF Energy and HollyFrontier were two of the largest individual detractors from returns during the six months. In general, refining company performance has been hit by slowing growth and soft oil prices. Although energy was the worst-performing sector within the index during the reporting period, it was only a minor contributor to relative underperformance due to the portfolio’s avoidance of the sector’s worst stocks. A position in Weight Watchers International, which was initiated during the reporting period, was also a top detractor. The stock price slid during the period as the company missed earnings and cut guidance.

Conversely, the fund’s relative performance was helped by successful security selection in the health care sector. Positioning in the life sciences industry was particularly beneficial. Biopharmaceutical company Exelixis, which was purchased during the reporting period, was one of the top individual contributors to relative performance. The stock appreciated through the end of January on the back of a strong third-quarter earnings report. Another top-contributing sector was real estate, where selection within real estate investment trusts (REITs) also boosted performance. Other top contributors included apparel and shoe manufacturer Deckers Outdoor, which beat expectations and raised guidance during both earnings calls during the period. Zebra Technologies, which designs and manufactures identification devices such as barcode scanners, also beat expectations and raised guidance twice during the period, increasing its stock price and benefiting portfolio returns.

A Disciplined Approach to Stock Picking

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Stock market volatility experienced during the period may have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.01	$9.61	$4.81	$4.33
Ending value (after expenses)	$940.40	$937.00	$941.70	$942.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$4.51
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .8%
Gentex	61,730		1,255,588
Banks - 8.7%
Cathay General Bancorp	74,540		2,895,134
Comerica	36,750		3,201,292
East West Bancorp	58,930		3,218,167
Popular	54,430		3,068,763
Synovus Financial	4,260		169,037
TCF Financial	59,580		1,364,382
UMB Financial	4,630	[a]	318,590
			14,235,365
Capital Goods - 9.5%
Allison Transmission Holdings	63,550		3,158,435
Curtiss-Wright	23,530		2,901,014
EMCOR Group	39,640		2,859,233
EnerSys	2,560		188,979
Kennametal	5,980	[a]	225,386
Pentair	63,750		2,711,925
Spirit AeroSystems Holdings, Cl. A	2,215		218,842
Teledyne Technologies	2,090	[b]	493,324
Terex	17,770		596,894
Toro	30,090		2,063,572
			15,417,604
Commercial & Professional Services - 1.0%
Deluxe	2,770	[a]	128,888
HNI	13,510		521,891
Insperity	6,650		839,695
Xerox	5,430		167,787
			1,658,261
Consumer Durables & Apparel - 3.6%
Deckers Outdoor	24,630	[b]	3,644,008
NVR	330	[b]	864,600
Under Armour, Cl. C	71,760	[b]	1,440,941
			5,949,549
Consumer Services - 2.0%
Churchill Downs	8,380		786,044
International Speedway, Cl. A	13,020	[b]	563,115
Weight Watchers International	34,060	[a,b]	689,034
Wendy's	66,700	[a]	1,155,911
			3,194,104
Diversified Financials - 2.5%
Discover Financial Services	4,640		332,270

6

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Diversified Financials - 2.5% (continued)
Evercore, Cl. A	15,410		1,419,261
Federated Investors, Cl. B	57,040	[a]	1,696,940
SEI Investments	12,065		636,429
			4,084,900
Energy - 3.5%
HollyFrontier	49,790		2,549,248
Marathon Petroleum	8,500		527,085
PBF Energy, Cl. A	84,740	[a]	2,632,872
			5,709,205
Food, Beverage & Tobacco - .7%
Ingredion	12,770		1,180,586
Health Care Equipment & Services - 2.4%
Haemonetics	34,830	[b]	3,025,682
ICU Medical	720	[b]	176,947
Masimo	5,000	[b]	656,400
			3,859,029
Household & Personal Products - 1.5%
Edgewell Personal Care	55,730	[a,b]	2,472,183
Insurance - 5.2%
Brown & Brown	86,000		2,547,320
Kemper	20,270		1,684,437
Primerica	30,085		3,761,828
Torchmark	6,750		557,280
			8,550,865
Materials - 6.6%
Allegheny Technologies	112,460	[b]	3,219,730
Chemours	42,440		1,613,993
Domtar	60,140		3,061,727
Greif, Cl. A	27,260		1,095,852
Huntsman	60,620		1,502,770
Louisiana-Pacific	7,670		193,821
			10,687,893
Media - 1.0%
John Wiley & Sons, Cl. A	31,120		1,614,817
Media & Entertainment - .6%
TEGNA	63,910		841,695
TripAdvisor	2,740	[a,b]	145,686
			987,381
Pharmaceuticals Biotechnology & Life Sciences - 8.3%
Bio-Rad Laboratories, Cl. A	5,860	[b]	1,587,474
Bruker	38,830		1,483,694
Charles River Laboratories International	15,870	[b]	2,256,238
Exelixis	160,450	[b]	3,592,475

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.3% (continued)
Mallinckrodt	84,160	[b]	2,100,634
Mettler-Toledo International	795	[b]	541,323
United Therapeutics	4,540	[b]	573,357
Waters	6,110	[b]	1,479,964
			13,615,159
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
Zoetis	29,980		2,825,015
Real Estate - 7.3%
First Industrial Realty Trust	106,590	[c]	3,572,897
Highwoods Properties	5,570	[c]	257,947
Lamar Advertising, Cl. A	45,875	[c]	3,558,524
Medical Properties Trust	45,050	[c]	821,261
Piedmont Office Realty Trust, Cl. A	22,850	[a,c]	467,740
Weingarten Realty Investors	112,855	[c]	3,251,353
			11,929,722
Retailing - 5.0%
American Eagle Outfitters	132,160	[a]	2,696,064
Best Buy	8,720		600,285
Dick's Sporting Goods	84,830	[a]	3,313,460
Murphy USA	5,260	[b]	409,070
Signet Jewelers	14,070	[a]	395,508
Urban Outfitters	21,500	[b]	663,275
			8,077,662
Semiconductors & Semiconductor Equipment - .5%
KLA-Tencor	1,920		221,741
Silicon Laboratories	3,000	[b]	243,060
Xilinx	2,930		367,129
			831,930
Software & Services - 11.8%
Aspen Technology	6,650	[b]	669,721
Broadridge Financial Solutions	12,320		1,247,400
CDK Global	63,370		3,676,094
CoreLogic	46,550	[b]	1,706,988
Fair Isaac	7,880	[b]	1,952,822
j2 Global	18,490	[a]	1,571,835
Manhattan Associates	65,720	[a,b]	3,598,170
Maximus	50,220		3,549,550
Science Applications International	17,010		1,270,647
			19,243,227
Technology Hardware & Equipment - 6.3%
F5 Networks	6,570	[b]	1,104,680
Lumentum Holdings	65,130	[b]	3,240,217

8

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Technology Hardware & Equipment - 6.3% (continued)
Vishay Intertechnology		77,810	[a]	1,705,595
Zebra Technologies, Cl. A		21,260	[b]	4,262,843
				10,313,335
Transportation - 2.9%
Old Dominion Freight Line		4,000		603,080
Schneider National, Cl. B		87,410		1,913,405
United Continental Holdings		21,070	[b]	1,850,157
Werner Enterprises		10,450	[a]	360,839
				4,727,481
Utilities - 6.4%
IDACORP		10,360		1,019,528
MDU Resources Group		122,130		3,226,675
New Jersey Resources		8,800	[a]	425,920
NRG Energy		73,360		3,057,645
OGE Energy		64,140		2,727,233
				10,457,001
Total Common Stocks (cost $146,319,164)				162,877,862
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,770)	2.41	35,770	[d]	35,770
Total Investments (cost $146,354,934)		99.8%		162,913,632
Cash and Receivables (Net)		.2%		310,733
Net Assets		100.0%		163,224,365

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $15,757,693 and the value of the collateral held by the fund was $16,124,780, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Financials	16.5
Information Technology	15.8
Industrials	13.3
Consumer Discretionary	11.3
Health Care	10.7
Real Estate	7.3
Materials	6.6
Utilities	6.4
Energy	3.5
Technology	2.9
Consumer Staples	2.2
Consumer, Non-cyclical	1.7
Communications	1.0
Communication Services	.6
Investment Companies	.0
99.8

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18($)	Purchases($)	Sales ($)	Value 2/28/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	923,258	11,849,042	12,736,530	35,770.0		4,084
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	2,151,644	4,241,296	6,392,940	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	726,034	726,034	-	-	-
Total	3,074,902	16,816,372	19,855,504	35,770.0		4,084

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,757,693)—Note 1(b):
Unaffiliated issuers	146,319,164	162,877,862
Affiliated issuers	35,770	35,770
Cash		313
Receivable for investment securities sold		885,161
Dividends, interest and securities lending income receivable		145,928
Receivable for shares of Common Stock subscribed		69,122
Prepaid expenses		26,157
		164,040,313
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		199,511
Payable for shares of Common Stock redeemed		428,514
Directors fees and expenses payable		3,367
Interest payable—Note 2		168
Accrued expenses		184,388
		815,948
Net Assets ($)		163,224,365
Composition of Net Assets ($):
Paid-in capital		142,887,659
Total distributable earnings (loss)		20,336,706
Net Assets ($)		163,224,365

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	89,420,562	8,239,048	61,136,505	4,428,250
Shares Outstanding	3,336,074	360,453	2,229,771	161,927
Net Asset Value Per Share ($)	26.80	22.86	27.42	27.35

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,170 foreign taxes withheld at source):
Unaffiliated issuers	1,424,195
Affiliated issuers	4,084
Income from securities lending—Note 1(b)	9,468
Total Income	1,437,747
Expenses:
Management fee—Note 3(a)	637,934
Shareholder servicing costs—Note 3(c)	306,881
Professional fees	38,589
Distribution fees—Note 3(b)	33,737
Registration fees	30,283
Prospectus and shareholders’ reports	16,257
Directors’ fees and expenses—Note 3(d)	6,754
Custodian fees—Note 3(c)	2,872
Loan commitment fees—Note 2	2,759
Interest expense—Note 2	374
Miscellaneous	14,334
Total Expenses	1,090,774
Less—reduction in expenses due to undertaking—Note 3(a)	(85,209)
Net Expenses	1,005,565
Investment Income—Net	432,182
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,702,072
Net unrealized appreciation (depreciation) on investments	(20,651,350)
Net Realized and Unrealized Gain (Loss) on Investments	(13,949,278)
Net (Decrease) in Net Assets Resulting from Operations	(13,517,096)

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	432,182	241,625
Net realized gain (loss) on investments	6,702,072	18,178,762
Net unrealized appreciation (depreciation) on investments	(20,651,350)	8,836,405
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,517,096)	27,256,792
Distributions ($):
Distributions to shareholders:
Class A	(9,315,569)	(10,582,741)
Class C	(1,059,498)	(1,486,325)
Class I	(6,774,294)	(7,084,155)
Class Y	(492,155)	(847,004)
Total Distributions	(17,641,516)	(20,000,225)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,951,321	20,292,443
Class C	429,828	758,112
Class I	7,223,712	34,251,103
Class Y	1,807,825	5,877,281
Distributions reinvested:
Class A	8,609,378	9,723,569
Class C	945,517	1,356,335
Class I	6,535,000	6,852,347
Class Y	341,035	36,219
Cost of shares redeemed:
Class A	(11,991,597)	(25,954,176)
Class C	(2,213,683)	(17,520,593)
Class I	(21,103,824)	(27,411,263)
Class Y	(1,720,971)	(16,840,393)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,186,459)	(8,579,016)
Total Increase (Decrease) in Net Assets	(39,345,071)	(1,322,449)
Net Assets ($):
Beginning of Period	202,569,436	203,891,885
End of Period	163,224,365	202,569,436

14

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	111,492	613,775
Shares issued for distributions reinvested	369,501	309,668
Shares redeemed	(437,447)	(820,403)
Net Increase (Decrease) in Shares Outstanding	43,546	103,040
Class Cb
Shares sold	18,613	27,006
Shares issued for distributions reinvested	47,514	49,285
Shares redeemed	(95,885)	(594,929)
Net Increase (Decrease) in Shares Outstanding	(29,758)	(518,638)
Class Ic
Shares sold	254,334	1,054,051
Shares issued for distributions reinvested	274,349	213,802
Shares redeemed	(755,716)	(850,122)
Net Increase (Decrease) in Shares Outstanding	(227,033)	417,731
Class Y
Shares sold	62,034	183,083
Shares issued for distributions reinvested	14,360	1,132
Shares redeemed	(62,104)	(519,283)
Net Increase (Decrease) in Shares Outstanding	14,290	(335,068)

[a] Distributions to shareholders include $69,326 Class A, $224,609 Class I and $36,219 Class Y of distributions from net investment income and $10,513,415 Class A, $1,486,325 Class C, $6,859,546 and $810,785 Class Y distributions from net realized gains. Undistributed investment income—net was $241,411 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 1,124 Class C shares representing $28,573 were automatically converted to 975 Class A shares and during the period ended August 31, 2018, 44,686 Class C shares representing $1,347,556 were automatically converted to 39,613 Class A shares.

[c] During the period ended August 31, 2018, 7,976 Class A shares representing $248,936 were exchanged for 7,804 Class I shares.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	32.17	31.03	27.43	28.21	33.28	26.49
Investment Operations:
Investment income—net[a]	.06	.02	.04	.23	.06	.11
Net realized and unrealized gain (loss) on investments	(2.43)	4.23	3.78	1.43	(.96)	7.06
Total from Investment Operations	(2.37)	4.25	3.82	1.66	(.90)	7.17
Distributions:
Dividends from investment income—net	(.01)	(.02)	(.22)	-	(.14)	(.10)
Dividends from net realized gain on investments	(2.99)	(3.09)	-	(2.44)	(4.03)	(.28)
Total Distributions	(3.00)	(3.11)	(.22)	(2.44)	(4.17)	(.38)
Net asset value, end of period	26.80	32.17	31.03	27.43	28.21	33.28
Total Return (%)[b]	(5.96)[c]	13.96	13.95	6.27	(2.80)	27.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.40[d]	1.42	1.32	1.29	1.25	1.25
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25	1.25	1.23	1.24
Ratio of net investment income to average net assets	.44[d]	.07	.13	.87	.20	.37
Portfolio Turnover Rate	30.66[c]	66.61	63.25	71.27	78.09	74.66
Net Assets, end of period ($ x 1,000)	89,421	105,934	98,978	108,588	118,954	123,057

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
Class C Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	28.06	27.59	24.42	25.55	30.60	24.48
Investment Operations:
Investment income (loss)—net[a]	(.04)	(.17)	(.16)	.03	(.14)	(.10)
Net realized and unrealized gain (loss) on investments	(2.17)	3.73	3.37	1.28	(.88)	6.50
Total from Investment Operations	(2.21)	3.56	3.21	1.31	(1.02)	6.40
Distributions:
Dividends from investment income—net	-	-	(.04)	-	-	-
Dividends from net realized gain on investments	(2.99)	(3.09)	-	(2.44)	(4.03)	(.28)
Total Distributions	(2.99)	(3.09)	(.04)	(2.44)	(4.03)	(.28)
Net asset value, end of period	22.86	28.06	27.59	24.42	25.55	30.60
Total Return (%)[b]	(6.30)[c]	13.14	13.14	5.50	(3.51)	26.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19d	1.99	1.98	2.00	1.96	1.98
Ratio of net expenses to average net assets	2.00[d]	1.97	1.97	1.99	1.96	1.98
Ratio of net investment income (loss) to average net assets	(.30)[d]	(.62)	(.59)	.13	(.52)	(.37)
Portfolio Turnover Rate	30.66[c]	66.61	63.25	71.27	78.09	74.66
Net Assets, end of period ($ x 1,000)	8,239	10,949	25,077	31,817	33,926	30,502

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	32.90	31.67	28.02	28.73	33.83	26.90
Investment Operations:
Investment income—net[a]	.10	.10	.12	.31	.14	.19
Net realized and unrealized gain (loss) on investments	(2.48)	4.32	3.87	1.45	(.99)	7.17
Total from Investment Operations	(2.38)	4.42	3.99	1.76	(.85)	7.36
Distributions:
Dividends from investment income—net	(.11)	(.10)	(.34)	(.03)	(.22)	(.15)
Dividends from net realized gain on investments	(2.99)	(3.09)	-	(2.44)	(4.03)	(.28)
Total Distributions	(3.10)	(3.19)	(.34)	(2.47)	(4.25)	(.43)
Net asset value, end of period	27.42	32.90	31.67	28.02	28.73	33.83
Total Return (%)	(5.83)[b]	14.24	14.28	6.54	(2.59)	27.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.06	1.03	1.09	1.05	1.16
Ratio of net expenses to average net assets	1.00[c]	1.00	.99	1.00	1.00	.99
Ratio of net investment income to average net assets	.69[c]	.31	.39	1.15	.46	.62
Portfolio Turnover Rate	30.66[b]	66.61	63.25	71.27	78.09	74.66
Net Assets, end of period ($ x 1,000)	61,137	80,835	64,572	62,094	75,779	72,947

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

Six Months Ended
Class Y Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	32.86	31.62	28.02	28.75	33.85	26.91
Investment Operations:
Investment income—neta	.11	.15	.16	.33	.18	.19
Net realized and unrealized gain (loss) on investments	(2.48)	4.32	3.86	1.48	(.98)	7.20
Total from Investment Operations	(2.37)	4.47	4.02	1.81	(.80)	7.39
Distributions:
Dividends from investment income—net	(.15)	(.14)	(.42)	(.10)	(.27)	(.17)
Dividends from net realized gain on investments	(2.99)	(3.09)	-	(2.44)	(4.03)	(.28)
Total Distributions	(3.14)	(3.23)	(.42)	(2.54)	(4.30)	(.45)
Net asset value, end of period	27.35	32.86	31.62	28.02	28.75	33.85
Total Return (%)	(5.79)[b]	14.43	14.39	6.71	(2.43)	27.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.86	.86	.87	.84	.87
Ratio of net expenses to average net assets	.90[c]	.86	.86	.87	.84	.87
Ratio of net investment income to average net assets	.78c	.47	.52	1.24	.59	.58
Portfolio Turnover Rate	30.66[b]	66.61	63.25	71.27	78.09	74.66
Net Assets, end of period ($ x 1,000)	4,428	4,851	15,265	14,073	22,004	21,977

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 2, 2019, BNY Mellon Asset Management North America Corporation was renamed Mellon Investments Corporation (the “Subadviser”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

20

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

22

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	162,877,862	-	-	162,877,862
Investment Companies	35,770	-	-	35,770

† See Statement of Investments for additional detailed categorizations.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York Mellon earned $1,733 from lending portfolio securities, pursuant to the securities lending agreement.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $330,154 and long-term capital gains $19,670,071. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 was approximately $22,650 with a related weighted average annualized interest rate of 3.34%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2018 through December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $85,209 during the period ended February 28, 2019.

Pursuant to a sub-investment advisory agreement between Dreyfus and the subadviser, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

 Average Net Assets
 0 up to $100 million .25%
 $100 million up to $1 billion .20%

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

 $1 billion up to $1.5 billion .16%
 In excess of $1.5 billion .10%

During the period ended February 28, 2019, the Distributor retained $428 from commissions earned on sales of the fund’s Class A shares and $76 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $33,737 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $112,341 and $11,246, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $20,611 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

26

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $2,872 pursuant to the custody agreement.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $141,256, Distribution Plan fees $4,744, Shareholder Services Plan fees $18,537, custodian fees $3,040, Chief Compliance Officer fees $5,254 and transfer agency fees $26,680.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2019, amounted to $53,358,252 and $78,560,267, respectively.

At February 28, 2019, accumulated net unrealized appreciation on investments was $16,558,698, consisting of $24,528,158 gross unrealized appreciation and $7,969,460 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

Dreyfus Structured Midcap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPSAX Class C: DPSCX Class I: DPSRX Class Y: DPSYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0936SA0219

Dreyfus Technology Growth Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Technology Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by Barry K. Mills, CFA, Erik Swords, Matthew Griffin, and Elizabeth Slover, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus Technology Growth Fund’s Class A shares produced a total return of -5.82%, Class C shares returned -6.15%, Class I shares returned -5.70%, and Class Y shares returned -5.70%.1 In comparison, the fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of -5.39% and -3.04%, respectively, over the same period.2,3

Equities lost ground during the reporting period amid growing concern about the possibility of an economic slowdown, with technology stocks falling more than the broader market. The fund underperformed the benchmark, but an underweight to the semiconductor industry offset a portion of the decline.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that The Dreyfus Corporation believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund’s investment process centers on a multidimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.

Disappointing Earnings Hurt Technology Stocks

Despite some concerns about trade relations, economic momentum continued through the reporting period. Buoyant levels of consumer and business confidence provided further support for stocks, and corporate earnings continued to benefit from tax cuts passed late in 2017. Technology stocks gained from increasing levels of capital expenditures and from stock buybacks.

However the market’s performance was constrained by concerns about trade tensions and aggressive rate hikes by the Federal Reserve (the “Fed”). These factors, combined with high market valuations and disappointing earnings reports late in the reporting period and concerns about future earnings growth, resulted in a sharp sell-off early in December, particularly among technology companies.

The Fed’s decision after its mid-December meeting to back off its aggressive tightening stance, however, led to a rebound that persisted into early 2019, largely reversing the early December sell-off despite ongoing concerns about the global economy.

Underweights Hurt Performance Amid a Late Rally

Returns were hindered somewhat by decisions to avoid or underweight certain companies. For example, the fund did not own NetEase, a Chinese video gaming company, which rallied in the fourth quarter of 2018. Underweights of Broadcom, a semiconductor company, and Square, a digital payments company, also hampered performance, as these stocks rebounded late in the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The fund’s performance was helped by an underweight to the semiconductor industry, which lagged during the reporting period, and by certain stock selections. Our positions in Xilinx, a semiconductor company that is leveraged to the rollout of 5G technology, enhanced performance, as did our holding of Verizon, which benefited from its defensive nature, attractive yield and 5G assets when the market sold off in December. A position in Palo Alto Networks also proved beneficial, as the cybersecurity company beat earnings expectations that had been depressed after the company hired a new CEO. Avoiding certain stocks helped as well, including Chinese internet company Baidu and semiconductor company Micron Technology.

Economic Conditions Bode Well for Technology

Many technology companies appear well-positioned to thrive in the current climate of steady growth and reduced U.S. corporate tax obligations. In addition, the capital spending environment is more favorable than it has been in years. Therefore, we remain optimistic regarding the market sector’s prospects.

Although the short-term outlook is unclear, we continue to find attractive opportunities, particularly in the software industry. At the same time, given ongoing trade tensions with China, where much of the consumer electronics industry operates, we have an underweight to the semiconductor industry. Longer term, we remain bullish on digital entertainment, artificial intelligence, robotics, medical technology, and technology related to electric and autonomous vehicles.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.73	$9.13	$4.58	$4.38
Ending value (after expenses)	$941.80	$938.50	$943.00	$943.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.96	$9.49	$4.76	$4.56
Ending value (after expenses)	$1,018.89	$1,015.37	$1,020.08	$1,020.28

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.90% for Class C, .95% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Commercial & Professional Services - 2.2%
CoStar Group	15,140	[a]	6,927,004
Health Care Equipment & Services - 2.0%
Intuitive Surgical	11,566	[a]	6,333,657
Media & Entertainment - 15.6%
Activision Blizzard	125,357		5,282,544
Alphabet, Cl. C	15,181	[a]	17,001,505
Netflix	37,577	[a]	13,456,324
Spotify Technology	22,010	[a]	3,084,481
Tencent Holdings	217,500	[a]	9,304,309
			48,129,163
Pharmaceuticals Biotechnology & Life Sciences - 1.9%
Illumina	18,297	[a]	5,722,753
Retailing - 9.9%
Alibaba Group Holding, ADR	71,789	[a]	13,139,541
Amazon.com	8,756	[a]	14,358,351
GrubHub	36,847	[a,b]	3,005,978
			30,503,870
Semiconductors & Semiconductor Equipment - 17.0%
Broadcom	27,524		7,579,009
Microchip Technology	68,500		5,950,595
Qualcomm	183,374		9,790,338
Taiwan Semiconductor Manufacturing, ADR	298,082	[a]	11,640,102
Texas Instruments	73,129		7,735,586
Xilinx	78,408		9,824,522
			52,520,152
Software & Services - 44.9%
Adobe	54,252	[a]	14,241,150
Automatic Data Processing	64,008		9,795,144
International Business Machines	87,358		12,066,761
Microsoft	162,065		18,156,142
Oracle	184,424		9,614,023
Palo Alto Networks	30,859	[a]	7,599,646
PayPal Holdings	125,291	[a]	12,287,288
salesforce.com	98,812	[a]	16,170,584
ServiceNow	29,972	[a]	7,176,496
Splunk	38,009	[a]	5,164,663
Square, Cl. A	145,843	[a,b]	11,848,285
SS&C Technologies Holdings	60,848		3,747,020
Visa, Cl. A	73,921	[b]	10,949,179
			138,816,381

6

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Technology Hardware & Equipment - 5.4%
Amphenol, Cl. A		47,038		4,420,161
Cisco Systems		240,103		12,430,132
				16,850,293
Total Common Stocks (cost $212,697,202)				305,803,273
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,668,600)	2.41	3,668,600	[c]	3,668,600
Total Investments (cost $216,365,802)		100.1%		309,471,873
Liabilities, Less Cash and Receivables		(.1%)		(361,020)
Net Assets		100.0%		309,110,853

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $20,604,429 and the value of the collateral held by the fund was $20,779,239, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	67.3
Communication Services	15.6
Consumer Discretionary	9.9
Health Care	3.9
Industrials	2.2
Investment Companies	1.2
100.1

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,671,575	49,420,475	55,423,450	3,668,600	1.2	93,502
Investment of Cash Collateral for Securities Loaned: †
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	3,057,267	8,477,588	11,534,855	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	6,341,429	6,341,429	-	-	-
Total	12,728,842	64,239,492	73,299,734	3,668,600	1.2	93,502

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,604,429)—Note 1(c):
Unaffiliated issuers	212,697,202	305,803,273
Affiliated issuers	3,668,600	3,668,600
Cash denominated in foreign currency	19,055	19,049
Receivable for investment securities sold		4,535,899
Dividends, interest and securities lending income receivable		270,506
Receivable for shares of Common Stock subscribed		88,756
Prepaid expenses		46,248
		314,432,331
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		267,760
Payable for investment securities purchased		4,781,076
Payable for shares of Common Stock redeemed		164,849
Directors fees and expenses payable		7,784
Accrued expenses		100,009
		5,321,478
Net Assets ($)		309,110,853
Composition of Net Assets ($):
Paid-in capital		207,640,692
Total distributable earnings (loss)		101,470,161
Net Assets ($)		309,110,853

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	271,982,073	10,557,035	26,561,076	10,669
Shares Outstanding	6,310,177	349,898	541,231	216.64
Net Asset Value Per Share ($)	43.10	30.17	49.08	49.25

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,346,152
Affiliated issuers	93,502
Income from securities lending—Note 1(c)	10,168
Total Income	1,449,822
Expenses:
Management fee—Note 3(a)	1,140,024
Shareholder servicing costs—Note 3(c)	515,324
Professional fees	44,738
Distribution fees—Note 3(b)	41,122
Registration fees	37,635
Directors’ fees and expenses—Note 3(d)	14,250
Prospectus and shareholders’ reports	8,895
Loan commitment fees—Note 2	2,581
Custodian fees—Note 3(c)	1,605
Miscellaneous	6,380
Total Expenses	1,812,554
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	1,812,549
Investment (Loss)—Net	(362,727)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	25,459,265
Net realized gain (loss) on forward foreign currency exchange contracts	192
Net Realized Gain (Loss)	25,459,457
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(47,530,110)
Net Realized and Unrealized Gain (Loss) on Investments	(22,070,653)
Net (Decrease) in Net Assets Resulting from Operations	(22,433,380)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment (loss)—net	(362,727)	(1,176,572)
Net realized gain (loss) on investments	25,459,457	47,539,757
Net unrealized appreciation (depreciation) on investments	(47,530,110)	38,682,753
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,433,380)	85,045,938
Distributions ($):
Distributions to shareholders:
Class A	(57,320,868)	(23,004,524)
Class C	(3,167,730)	(2,842,926)
Class I	(5,279,305)	(1,868,874)
Class Y	(2,445)	(1,051)
Total Distributions	(65,770,348)	(27,717,375)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,327,777	34,790,832
Class C	682,644	2,052,576
Class I	5,116,413	24,973,003
Distributions reinvested:
Class A	53,076,387	21,160,000
Class C	2,756,293	2,656,571
Class I	5,172,565	1,616,707
Cost of shares redeemed:
Class A	(26,690,815)	(43,499,300)
Class C	(2,459,742)	(16,682,659)
Class I	(11,224,746)	(16,174,670)
Increase (Decrease) in Net Assets from Capital Stock Transactions	38,756,776	10,893,060
Total Increase (Decrease) in Net Assets	(49,446,952)	68,221,623
Net Assets ($):
Beginning of Period	358,557,805	290,336,182
End of Period	309,110,853	358,557,805

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	271,179	665,564
Shares issued for distributions reinvested	1,363,378	432,720
Shares redeemed	(577,764)	(812,775)
Net Increase (Decrease) in Shares Outstanding	1,056,793	285,509
Class Cc
Shares sold	22,255	49,529
Shares issued for distributions reinvested	101,001	70,224
Shares redeemed	(74,667)	(427,238)
Net Increase (Decrease) in Shares Outstanding	48,589	(307,485)
Class Ib
Shares sold	92,801	415,708
Shares issued for distributions reinvested	116,740	29,933
Shares redeemed	(200,345)	(273,813)
Net Increase (Decrease) in Shares Outstanding	9,196	171,828

[a] Distributions fto shareholders include only distributions from net realized gain on investments.

[b] During the period ended February 28, 2019, 803 Class A shares representing $47,184 were exchanged for 726 Class I shares and during the period ended August 31, 2018, 135 Class A shares representing $7,362 were exchanged for 123 Class I shares.

[c] During the period ended February 28, 2019, 623 Class C shares representing $25,246 were automatically converted to 469 Class A shares and during the period ended August 31, 2018, 30,167 Class C shares representing $1,500,791 were automatically converted to 39,000 Class A shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2019		Year Ended August 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	59.03	49.66	42.56	40.03	47.28	38.16
Investment Operations:
Investment (loss)—net[a]	(.05)	(.18)	(.18)	(.21)	(.26)	(.21)
Net realized and unrealized gain (loss) on investments	(4.60)	14.40	11.13	5.32	.75	10.17
Total from Investment Operations	(4.65)	14.22	10.95	5.11	.49	9.96
Distributions:
Dividends from net realized gain on investments	(11.28)	(4.85)	(3.85)	(2.58)	(7.74)	(.84)
Net asset value, end of period	43.10	59.03	49.66	42.56	40.03	47.28
Total Return (%)[b]	(5.82)[c]	30.67	28.34	13.23	1.40	26.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[d]	1.22	1.26	1.28	1.28	1.26
Ratio of net expenses to average net assets	1.19[d]	1.22	1.26	1.28	1.28	1.26
Ratio of net investment (loss) to average net assets	(.23)[d]	(.34)	(.40)	(.53)	(.61)	(.47)
Portfolio Turnover Rate	29.60[c]	49.14	58.27	37.76	67.23	69.81
Net Assets, end of period ($ x 1,000)	271,982	310,110	246,693	214,185	218,398	237,657

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2019	Year Ended August 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	45.44	39.52	34.92	33.55	41.17	33.60
Investment Operations:
Investment (loss)—net[a]	(.16)	(.47)	(.43)	(.44)	(.52)	(.51)
Net realized and unrealized gain (loss) on investments	(3.83)	11.24	8.88	4.39	.64	8.92
Total from Investment Operations	(3.99)	10.77	8.45	3.95	.12	8.41
Distributions:
Dividends from net realized gain on investments	(11.28)	(4.85)	(3.85)	(2.58)	(7.74)	(.84)
Net asset value, end of period	30.17	45.44	39.52	34.92	33.55	41.17
Total Return (%)[b]	(6.15)[c]	29.74	27.30	12.27	.61	25.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.96	2.07	2.10	2.08	2.10
Ratio of net expenses to average net assets	1.90[d]	1.96	2.07	2.09	2.08	2.10
Ratio of net investment (loss) to average net assets	(.95)[d]	(1.14)	(1.21)	(1.34)	(1.41)	(1.31)
Portfolio Turnover Rate	29.60[c]	49.14	58.27	37.76	67.23	69.81
Net Assets, end of period ($ x 1,000)	10,557	13,692	24,060	24,544	25,028	29,098

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
	February 28, 2019	Year Ended August 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	65.30	54.34	46.09	43.05	50.14	40.34
Investment Operations:
Investment income (loss)—net[a]	.00[b]	(.07)	(.06)	(.12)	(.16)	(.12)
Net realized and unrealized gain (loss) on investments	(4.94)	15.88	12.16	5.74	.81	10.76
Total from Investment Operations	(4.94)	15.81	12.10	5.62	.65	10.64
Distributions:
Dividends from net realized gain on investments	(11.28)	(4.85)	(3.85)	(2.58)	(7.74)	(.84)
Net asset value, end of period	49.08	65.30	54.34	46.09	43.05	50.14
Total Return (%)	(5.70)[c]	30.97	28.69	13.49	1.69	26.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.99	1.00	1.03	1.02	1.05
Ratio of net expenses to average net assets	.95[d]	.99	1.00	1.03	1.02	1.05
Ratio of net investment income (loss) to average net assets	.00[d,e]	(.11)	(.13)	(.27)	(.36)	(.26)
Portfolio Turnover Rate	29.60[c]	49.14	58.27	37.76	67.23	69.81
Net Assets, end of period ($ x 1,000)	26,561	34,742	19,572	17,675	16,659	15,536

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2019	Year Ended August 31,
Class Y Shares	(Unaudited)	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	65.48	54.40	46.16
Investment Operations:
Investment income—net[b]	.01	.01	.00[c]
Net realized and unrealized gain (loss) on investments	(4.96)	15.92	12.09
Total from Investment Operations	(4.95)	15.93	12.09
Distributions:
Dividends from net realized gain on investments	(11.28)	(4.85)	(3.85)
Net asset value, end of period	49.25	65.48	54.40
Total Return (%)	(5.70)[d]	31.16	28.63[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[e]	.85	.89[e]
Ratio of net expenses to average net assets	.91[e]	.85	.89[e]
Ratio of net investment income to average net assets	.04[e]	.02	.01[e]
Portfolio Turnover Rate	29.60[d]	49.14	58.27
Net Assets, end of period ($ x 1,000)	11	14	12

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Technology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized), and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities - Common Stocks†	305,803,273	-	-	305,803,273
Investment Companies	3,668,600	-	-	3,668,600

† See Statement of Investments for additional detailed categorizations.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at

20

origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2019, The Bank of New York Mellon earned $1,913 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in three year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: ordinary income $4,853,688 and long-term capital gains $22,863,687. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

22

During the period ended February 28, 2019, the Distributor retained $3,619 from commissions earned on sales of the fund’s Class A shares and $226 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $41,122 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $332,194 and $13,708, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $47,867 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $1,605 pursuant to the custody agreement. These fees were partially offset by earnings credits of $5.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $173,997, Distribution Plan fees $5,965, Shareholder Services Plan fees $52,955, custodian fees $3,720, Chief Compliance Officer fees $5,254 and transfer agency fees $25,869.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and foreign currency exchange contracts (“forward contracts”), during the period ended February 28, 2019, amounted to $90,699,202 and $110,689,431, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements,

24

if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2019:

Average Market Value ($)
18,484

At February 28, 2019, accumulated net unrealized appreciation on investments was $93,106,071, consisting of $102,054,254 gross unrealized appreciation and $8.948,183 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

For More Information

Dreyfus Technology Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTGRX Class C: DTGCX Class I: DGVRX Class Y: DTEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0255SA0219

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)